Income taxes	12 Months Ended
Dec. 31, 2018
Disclosure of Income Tax Explanatory [Abstract]
Disclosure of income tax [text block]
32 Income taxes

(€ million)	2018	2017	2016
Current taxes:
- Italian subsidiaries	301	712	195
- subsidiaries of the Exploration & Production segment - outside Italy	4,906	3,167	2,671
- other subsidiaries - outside Italy	163	142	133
	5,370	4,021	2,999
Net deferred taxes:
- Italian subsidiaries	130	(464)	(243)
- subsidiaries of the Exploration & Production segment - outside Italy	497	(162)	(813)
- other subsidiaries - outside Italy	(27)	72	(7)
	600	(554)	(1,063)
	5,970	3,467	1,936
Current income taxes payable by Italian subsidiaries referred to foreign taxes for €
241
million.
The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (24% in 2017 and 27.5% in 2016) and the effective tax charge is the following:
(€ million)	2018	2017	2016
Profit (loss) before taxation	10,107	6,844	892
Tax rate (IRES) (%)	24.0	24.0	27.5
Statutory corporation tax charge (credit) on profit or loss	2,426	1,643	245
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,096	1,882	1,152
- impact pursuant to the write-off of deferred tax assets and recalculation of tax rates	252	(96)	397
- effect due to the tax regime provided for intercompany dividends	47	1	87
- Italian regional income tax (IRAP)	50	77	42
- effect due to non-taxable gains/losses on sales of investments	(1)	(177)	8
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009		61
- other adjustments	100	76	5
	3,544	1,824	1,691
Effective tax charge	5,970	3,467	1,936

The higher tax charges at non-Italian subsidiaries €related to the Exploration & Production segment for €
3,014
million (€
1,811
million and €
1,211
million in
2017
and in
2016
, respectively).